Financial Information by Business Segment (Schedule of Goodwill of Reportable Segments) (Details) - USD ($) $ in Thousands		Sep. 30, 2015	Dec. 31, 2014
Segment Reporting, Other Significant Reconciling Item [Line Items]
Goodwill	[1]	$ 39,142	$ 39,142
Gathering and Compression
Segment Reporting, Other Significant Reconciling Item [Line Items]
Goodwill		39,142	39,142
Water Services
Segment Reporting, Other Significant Reconciling Item [Line Items]
Goodwill		$ 0	$ 0

[1]	Financial statements for the periods presented have been retrospectively recast to reflect the acquisition of the Water Assets. See Note 2 for additional information.